Revenues	6 Months Ended
Jun. 30, 2024
Disclosure Revenues Abstract
Revenues

13 Revenues

	For the period ended June 30,
	2023	2024	2024
	S$	S$	US$

Sale of robotics	853,467	772,441	569,983
Software revenue	540,543	639,247	471,699
	1,394,010	1,411,688	1,041,682

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS